Share-based compensation - Summary of Weighted Average Assumptions of RPSU Plan Units Under Equity Method (Detail) - Restricted share unit plan [member] - CAD / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of units granted (per unit)	CAD 2.11	CAD 1.20
Expected life of units (years)	3 Years	3 Years
Expected forfeiture rate	7.80%	18.40%